Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Assets:
Equity securities (without readily determinable fair values)	¥ 350,621	¥ 207,743
Fair Value, Measurements, Nonrecurring
Assets:
Loans	99,000	97,000
Loans held-for-sale	136,000	216,000
Equity securities (without readily determinable fair values)		4,000
Other investments		94,000
Premises and equipment-net		1,000
Other assets	1
Total assets measured at fair value	236,000	412,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	166,000	165,000
Loans held-for-sale	161,000	282,000
Equity securities (without readily determinable fair values)	2,000	5,000
Other investments		122,000
Premises and equipment-net		2,000
Other assets	1
Total assets measured at fair value	330,000	576,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments		93,000
Total assets measured at fair value		93,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale	4,000	16,000
Equity securities (without readily determinable fair values)		4,000
Total assets measured at fair value	4,000	20,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	99,000	97,000
Loans held-for-sale	132,000	200,000
Other investments		1,000
Premises and equipment-net		1,000
Other assets	1
Total assets measured at fair value	¥ 232,000	¥ 299,000